Subsequent Events (Details) - USD ($)					9 Months Ended
	Aug. 11, 2015	Feb. 23, 2015	Feb. 19, 2015	Feb. 15, 2015	Dec. 31, 2014	Sep. 30, 2015	Sep. 02, 2015	Feb. 16, 2015
Subsequent Events [Line Items]
Shares issued for services	1,000,000
Issuance of a convertible note							$ 120,000
Convertible promissory note principal amount						$ 50,000
Private Placement [Member]
Subsequent Events [Line Items]
Share price					$ 0.20
Subsequent Event [Member]
Subsequent Events [Line Items]
Business acquisition, description				The shares represented approximately 61% of LightTouch's issued and outstanding shares.
Subsequent Event [Member] | LightTouch Vein and Laser, Inc [Member]
Subsequent Events [Line Items]
Business acquisition, description				In accordance with the terms of the Agreement, closing shall occur upon the earlier of (i) sixty (60) days from February 16, 2015, or (ii) the completion of the Company's audit of its financial statements.
Convertible promissory note principal amount								$ 150,000
Convetible common stock				7,500,000
Common stock purchase price				$ 100,000
Common stock purchase, shares				250,000
Shares recieved in acquisition agreement and plan of merger				55,000,000
Convertible debt, current								33,000
Creditor convertible promissory common shares				1,650,000
Related party transaction, description of transaction				In addition to the Agreement being executed between the Company, Grow Solutions and LightTouch Acquisition, the majority shareholder agreed to sell his ownership interest in the Company which consisted of 250,000 shares of the Company's common stock for a purchase price of one hundred thousand dollars ($100,000). The shares represented approximately 61% of the Company's issued and outstanding shares.
Subsequent Event [Member] | Private Placement [Member]
Subsequent Events [Line Items]
Common stock issued for cash, shares					1,600,000
Additional common stock issued					1,600,000
Share price					$ 0.20
Warrants exercisable price					$ 0.40
Common stock description					Each warrant is callable by the Company upon the Company's common stock trading at $0.60 or higher for 20 consecutive days.
Subsequent Event [Member] | Consulting Firm [Member]
Subsequent Events [Line Items]
Shares issued for services			250,000
Subsequent Event [Member] | Consulting Firm One [Member]
Subsequent Events [Line Items]
Shares issued for services			150,000
Subsequent Event [Member] | Consulting Firm Three [Member]
Subsequent Events [Line Items]
Shares issued for services		250,000
Subsequent Event [Member] | Lenders And Creditors [Member] | LightTouch Vein and Laser, Inc [Member]
Subsequent Events [Line Items]
Convertible promissory note principal amount								$ 33,000